Warrants and Options: Options Activity (Details) (Stock Options, USD $)	Jul. 31, 2013
Stock Options
ESOP Options, Beginning	6,500,000
ESOP Options, Beginning, Weighted Avg Exercise Price	$ 0.20
ESOP Options, Ending	6,500,000
ESOP Options, Ending, Weighted Avg Exercise Price	$ 0.20